Remuneration System for the Management Board and Employees of the Group - Related Parties - Additional Information (Detail)			12 Months Ended
	Oct. 01, 2019 EUR (€)	Apr. 01, 2019 shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Proportion of voting rights held			30.00%
Percentage of annual gross fixed salary and annual bonus			200.00%
Total remuneration			€ 10,145,186	€ 6,728,814
Performance share [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted				0
Supervisory board [member]
Disclosure of transactions between related parties [line items]
Total remuneration			€ 633,597	€ 525,428
Senior management [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted				5,065
Chief Executive Officer [Member] | Stock options [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted	57,078
Stock option Granted	€ 1,500,000.00
Chief Executive Officer [Member] | Sign On Stock Options [Member]
Disclosure of transactions between related parties [line items]
Stock option Granted	€ 500,000.00
Stock option plan [member] | Senior management [member] | Stock options [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted			100,832	72,604
Convertible bond plan [member] | Senior management [member] | Convertible bonds [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted			11,233	11,233
Performance share plan [member] | Senior management [member] | Performance share [member]
Disclosure of transactions between related parties [line items]
Number of stock options granted			83,660	63,786
2014 long-term incentive plan [member] | Senior management [member]
Disclosure of transactions between related parties [line items]
Number of shares allocated to senior management group | shares		18,798	18,798